FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2018		2017
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	459,470	459,470	821,518	821,518
Related parties	27,939	27,939	51,839	51,839
Unrealized gains on derivatives	33,417	33,417	—	—
Other current assets	780,423	780,423	469,737	469,737
Other non-current assets	449,592	449,592	542,973	542,973
Liabilities
Loans and Financing	13,367,841	13,533,306	16,461,656	17,102,512
Debentures	1,538,873	1,538,873	47,928	47,928
Related parties	1,350	1,350	—	—
Unrealized losses on financial instruments	5,245	5,245	1,267	1,267
Obligations with FIDC	938,526	938,526	1,135,077	1,135,077
Other current liabilities	988,967	988,967	625,410	625,410
Other non-current liabilities	499,092	499,092	653,670	653,670

Schedule of capital management risk

Net debt/Adjusted EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of contractual obligations for liquidity risk

	2018
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	4,335,054	4,335,054	—	—	—
Loans and financings	20,613,734	2,817,346	5,053,827	2,509,962	10,232,599
Debentures	1,940,474	104,995	231,817	1,600,632	3,030
Unrealized losses on financial instruments	5,245	5,245	—	—	—
Obligations with FIDC	938,526	—	827,137	111,389	—
Other current liabilities	988,967	988,967	—	—	—
Other non-current liabilities	499,092	—	13,295	—	485,797
	29,321,092	8,251,607	6,126,076	4,221,983	10,721,426

	2017
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years

Trade accounts payable	3,179,954	3,179,954	—	—	—
Loans and financings	24,470,751	3,191,793	6,060,187	3,168,144	12,050,627
Debentures	59,128	—	6,528	40,289	12,311
Unrealized losses on financial instruments	1,267	1,267	—	—	—
Obligations with FIDC	1,135,077	—	—	—	1,135,077
Other current liabilities	625,410	625,410	—	—	—
Other non-current liabilities	653,670	—	13,209	—	640,461
	30,125,257	6,998,424	6,079,924	3,208,433	13,838,476

Schedule of sensitivity analysis

Assumptions	Percentage of change	2018	2017
Foreign currency sensitivity analysis	5%	113,445	129,209
Interest rate sensitivity analysis	10 bps	55,959	54,908
Sensitivity analysis of changes in prices of products sold	1%	461,595	369,176
Sensitivity analysis of changes in raw material and commodity prices	1%	296,234	234,239
Sensitivity analysis of interest rate and foreign currency swaps	10 bps/5%	11,073	6,479
Sensitivity analysis of Swap of interest rate	50bps	476	—
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	7,063	1,480

Schedule of financial instruments per category

		Financial asset at fair	Financial asset at fair
2018	Financial asset at	value through profit or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	—	459,470	—	459,470
Unrealized gains on financial instruments	—	—	33,417	33,417
Related parties	27,939	—	—	27,939
Other current assets	780,423	—	—	780,423
Other non-current assets	449,592	—	—	449,592
Total	1,257,954	459,470	33,417	1,750,841
Financial income	629,750	115,081	—	744,831

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	—	13,367,841	13,367,841
Debentures	—	1,538,873	1,538,873
Related parties	—	1,350	1,350
Obligations with FIDC	—	938,526	938,526
Other current liabilities	—	988,967	988,967
Other non-current liabilities	—	499,092	499,092
Unrealized losses on financial instruments	5,245	—	5,245
Total	5,245	17,334,649	17,339,894
Financial income (expenses)	(17,484)	(2,617,142)	(2,634,626)

		Assets at fair value with
2017		gains and losses
Assets	Loans and receivables	recognized in income	Total
Short-term investments	—	821,518	821,518
Related parties	51,839	—	51,839
Other current assets	469,737	—	469,737
Other non-current assets	462,735	80,238	542,973
Total	984,311	901,756	1,886,067
Financial income	177,466	87,242	264,708

	Liabilities at market
	value with gains and	Other financial
	losses recognized in	liabilities at amortized
Liabilities	income	cost	Total
Loans and financings	—	16,461,656	16,461,656
Debentures	—	47,928	47,928
Obligations with FIDC	—	1,135,077	1,135,077
Other current liabilities	—	625,410	625,410
Other non-current liabilities	—	653,670	653,670
Unrealized losses on financial instruments	1,267	—	1,267
Total	1,267	18,923,741	18,925,008
Financial income (expenses)	(12,503)	(1,395,553)	(1,408,056)

Summary of derivative instruments

		Notional value				Amount receivable		Amount payable
Contracts	Position	2018		2017		2018	2017	2018	2017
Forward
Maturity at 2019	purchase in US$	US$	19.2 million		—	—	—	(4,069)	—
Maturity at 2019	sell in US$	US$	18.3 million		—	462	—	(1,176)	—

Cross currency swap
Maturity in 2018	INR 10.17%		—	US$	40.0 million	—	—	—	(1,267)
Maturity in 2019	CDI 111.50%	R$	230.5 million		—	30,249	—	—	—

Swap of interest rate
Maturity in 2020	CDI 111.50%	R$	50.0 million		—	2,706	—	—	—
Total fair value of financial instruments						33,417	—	(5,245)	(1,267)

Summary of prospective and retrospective tests of derivative financial instruments

	2018	2017
Unrealized gains on financial instruments
Current assets	30,711	—
Non-current assets	2,706	—
	33,417	—
Unrealized losses on financial instruments
Current liabilities	(5,245)	—
Non-current liabilities	—	(1,267)
	—	(1,267)

	2018	2017
Net Income
Gains on financial instruments	49,576	9,666
Losses on financial instruments	(17,484)	(19,107)
	32,092	(9,441)
Other comprehensive income
Gains (Losses) on financial instruments	11,947	(11,364)
	11,947	(11,364)

Schedule of financial assets and liabilities measures at fair value on recurring basis

	Fair Value Measurements at Reporting Date Using
					Quoted Prices in Non-Active
			Quoted Prices Active Markets for		Markets for Similar Assets
			Identical Assets (Level 1)		(Level 2)
	2018	2017	2018	2017	2018	2017

Current assets
Short-term investments	459,470	821,518	114,027	238,008	345,443	583,510
Unrealized gains on financial instruments	30,711	—	—	—	30,711	—
Other current assets	780,423	469,737	—	—	780,423	469,737

Non-current assets
Related parties	27,939	51,839	—	—	27,939	51,839
Unrealized gains on financial instruments	2,706	—	—	—	2,706	—
Other non-current assets	449,592	542,973	—	—	449,592	542,973
	1,750,841	1,886,067	114,027	238,008	1,636,814	1,648,059

Current liabilities
Short-term debt	1,822,183	2,004,341	—	—	1,822,183	2,004,341
Unrealized losses on financial instruments	5,245	—	—	—	5,245	—
Other current liabilities	988,967	625,410	—	—	988,967	625,410

Non-current liabilities
Long-term debt	11,545,658	14,457,315	—	—	11,545,658	14,457,315
Debentures	1,538,873	47,928	—	—	1,538,873	47,928
Related parties	1,350	—	—	—	1,350	—
Unrealized losses on financial instruments	—	1,267	—	—	—	1,267
Obligations with FIDC	938,526	1,135,077	—	—	938,526	1,135,077
Other non-current liabilities	499,092	653,670	—	—	499,092	653,670
	17,339,894	18,925,008	—	—	17,339,894	18,925,008

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	December 31, 2017	from financing activities	financing	parties	others	December 31, 2018
Related parties, net	(51,839)	25,755	—	(545)	40	(26,589)
Debt, Debentures and Losses/Gains on financial instruments, net	16,510,851	(3,439,644)	(1,162,364)	1,177,686	1,825,430	14,911,959

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	December 31, 2016	from financing activities	financing	parties	others	December 31, 2017
Related parties, net	(57,541)	5,797	—	(95)	—	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net	20,576,866	(3,975,541)	(1,330,116)	1,323,448	(83,806)	16,510,851

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	Januray 1, 2016	from financing activities	financing	parties	others	December 31, 2016
Related parties, net	(53,506)	(6,492)	—	2,457	—	(57,541)
Debt, Debentures and Losses/Gains on financial instruments, net	26,417,256	(2,150,035)	(1,240,165)	1,540,797	(3,990,987)	20,576,866